Merrimac Funds


                                 Annual Report
                               December 31, 1997

[Merrimac Funds letterhead]

February 5, 1998



Dear Shareholder:


We are pleased to provide you with our annual report of the Merrimac Cash Fund and Treasury Fund. The period covered, January 1, 1997 to December 31, 1997, has been stable and the operating results and Fund growth are noteworthy.


The investment objective of each Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. Investors Bank & Trust Company, the investment adviser to the Merrimac Master Portfolio, The Bank of New York, sub-adviser for the Cash Portfolio and Aeltus Investment Management, sub-adviser for the Treasury Portfolio have done a good job maintaining great quality while giving us a better than average yield. Additionally, the Merrimac Cash Fund has been rated "Aa" by Moody's.


On behalf of the Board of Trustees of the Merrimac Funds, I want to thank you for your continued confidence and participation. We look forward to serving you in the months and years ahead.





/s/ Sean P. Brennan
Sean P. Brennan
President

Merrimac Funds
Statements of Assets and Liabilities

December 31, 1997


                                                                    Cash Fund    Treasury Fund
----------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------
Investment in corresponding Merrimac Portfolio, at value
  (Note 1)                                                      $1,324,587,060     $73,916,346
Deferred organization expense (Note 1)                                  52,426          15,365
Prepaid assets                                                          27,524           3,090
----------------------------------------------------------------------------------------------
Total assets                                                    $1,324,667,010     $73,934,801
----------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                           $    6,548,526     $   277,517
Accrued expenses                                                       135,642          38,475
----------------------------------------------------------------------------------------------
Total liabilities                                               $    6,684,168     $   315,992
----------------------------------------------------------------------------------------------
Net assets                                                      $1,317,982,842     $73,618,809
----------------------------------------------------------------------------------------------

Net Assets consist of
----------------------------------------------------------------------------------------------
Paid in capital                                                 $1,317,982,842     $73,621,399
Accumulated net realized loss on investments                              --            (2,590)
----------------------------------------------------------------------------------------------
Total net assets                                                $1,317,982,842     $73,618,809
----------------------------------------------------------------------------------------------

Total Net Assets
----------------------------------------------------------------------------------------------
Premium Class                                                    1,119,556,178      24,999,121
----------------------------------------------------------------------------------------------
Institutional Class                                             $  198,426,664     $48,619,688
----------------------------------------------------------------------------------------------

Shares Outstanding
----------------------------------------------------------------------------------------------
Premium Class                                                    1,119,556,178      25,000,000
----------------------------------------------------------------------------------------------
Institutional Class                                                198,426,664      48,621,399
----------------------------------------------------------------------------------------------
Net asset value, maximum offer and redemption price per share   $         1.00     $      1.00
----------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Funds
Statements of Operations


                                                                         Cash Fund             Treasury Fund
                                                                       -----------          --------------------
                                                                                               For the Period
                                                                                               April 2, 1997
                                                                                              (Commencement of
                                                                        Year Ended              Operations)
                                                                         December             to December 31,
                                                                         31, 1997                   1997
----------------------------------------------------------------------------------------------------------------
Investment Income (Note 1)
----------------------------------------------------------------------------------------------------------------
Interest income allocated from Portfolio                               $75,327,353             $ 2,496,056
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Expenses allocated from Portfolio                                       $2,115,481             $   134,300
Accounting, transfer agency, and administration fees (Note 4)              133,615                   4,640
Trustees fees and expenses                                                  17,433                   1,393
Insurance                                                                   31,002                   2,400
Legal                                                                       22,733                   9,368
Amortization of organization expenses (Note 1)                              13,501                   2,714
Audit and tax return preparation fees                                       12,773                   7,500
Printing                                                                     7,444                   1,500
Miscellaneous                                                                3,062                     150
----------------------------------------------------------------------------------------------------------------
Total expenses common to all classes                                    $2,357,044             $   163,965

Shareholder servicing fee - Institutional Class                            367,250                  69,237
----------------------------------------------------------------------------------------------------------------

Total expenses                                                          $2,724,294                $233,202
----------------------------------------------------------------------------------------------------------------

Net Investment Income                                                  $72,603,059              $2,262,854

Net Realized Loss on Investments from Portfolio                                 --                  (2,590)
----------------------------------------------------------------------------------------------------------------

Net Increase in Net Assets from Operations                             $72,603,059              $2,260,264
----------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Merrimac Funds
Statements of Changes in Net Assets

                                                                                                           Treasury
                                                                              Cash Fund                      Fund
                                                                 ------------------------------          -----------
                                                                                       For the             For the
                                                                                        Period             Period
                                                                                     November 12,         April 2,
                                                                                         1996               1997
                                                                                    (Commencement       (Commencement
                                                                                          of                 of
                                                                   Year Ended       Operations) to       Operations)
                                                                  December 31,       December 31,        to December
                                                                      1997               1996             31,1997
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
----------------------------------------------------------------------------------------------------------------------
Operations
   Net investment income                                        $   72,603,059    $     3,447,120      $  2,262,854
   Net realized loss from Portfolio                                         --                 --            (2,590)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      $   72,603,059    $     3,447,120      $  2,260,264
----------------------------------------------------------------------------------------------------------------------
Dividends from net investment income
   Premium Class                                                $  (64,735,055)   $    (2,859,529)     $   (938,202)
   Institutional Class                                              (7,868,004)          (587,591)        (1,324,65)
----------------------------------------------------------------------------------------------------------------------
Total dividends declared to shareholders                        $  (72,603,059)        (3,447,120)       (2,262,854)
----------------------------------------------------------------------------------------------------------------------
Capital share transactions (Note 8)
   Proceeds from sale of shares                                 $2,131,629,146     $1,072,725,924       255,160,513
   Proceeds from shares reinvested                                   1,658,508                 --           202,292
   Payment for redemption of shares                             (1,818,650,746)       (69,379,990)     (181,741,406)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from share transactions        $314,636,908     $1,003,345,934      $73,621,399
----------------------------------------------------------------------------------------------------------------------

Net increase in net assets                                        $314,636,908     $1,003,345,934      $73,618,809


Net Assets
Beginning of period                                              1,003,345,934                 --                --
----------------------------------------------------------------------------------------------------------------------
End of period                                                   $1,317,982,842     $1,003,345,934      $73,618,809
----------------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Merrimac Cash Fund
Financial Highlights


                                                    Premium Class              Institutional Class
                                            ------------------------------ -----------------------------
                                                              For the                       For the
                                                               Period                        Period
                                                            November 12,                  November 12,
                                                                1996                          1996
                                                           (Commencement                 (Commencement
                                                                 of                            of
                                             Year Ended    Operations) to   Year Ended   Operations) to
                                              December      December 31,     December     December 31,
                                              31, 1997         1996         31, 1997         1996
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   1.000      $ 1.000         $ 1.000       $  1.000
--------------------------------------------------------------------------------------------------------


Income from operations
--------------------------------------------------------------------------------------------------------
Net investment income                            0.055         0.006           0.052          0.006
--------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------
From net investment income                      (0.055)       (0.006)         (0.052)        (0.006)
--------------------------------------------------------------------------------------------------------

Net asset value, end of period                   1.000      $ 1.000         $ 1.000       $  1.000
--------------------------------------------------------------------------------------------------------

Total Return (1)                                  5.64%         5.42%           5.37%          5.17%
--------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)        $1,119,556     $875,936        $ 198,427      $127,410
Ratio of net expenses to average daily net
   assets (2)                                     0.18%         0.15%+           0.43%         0.40%+
Ratio of net investment income to average
   daily net assets                               5.49%         5.42%+           5.24%         5.17%+
Ratio of net expenses to average daily net
   assets, before waiver by the
   Investment Adviser (2)                         0.21%         0.24%+          0.46%          0.49%+


+   Annualized.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.





                       See notes to financial statements

Merrimac Treasury Fund
Financial Highlights


                                                    Premium Class               Institutional Class
                                               ------------------------         --------------------

                                                   For the Period                 For the Period
                                                   April 2, 1997                  April 2, 1997
                                                  (Commencement of               (Commencement of
                                                   Operations) to                 Operations) to
                                                 December 31, 1997              December 31, 1997
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $1.000                        $  1.000
----------------------------------------------------------------------------------------------------

Income from operations
----------------------------------------------------------------------------------------------------
Net investment income                                  0.038                           0.036
----------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------
From net investment income                            (0.038)                         (0.036)
----------------------------------------------------------------------------------------------------

Net asset value, end of period                        $1.000                         $ 1.000
----------------------------------------------------------------------------------------------------
Total Return (1)                                        5.13%                           4.87%
----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets, end of period (thousands)                $24,999                         $48,620
Ratio of net expenses to average daily net
   assets +(2)                                          0.35%                           0.60%
Ratio of net investment income to average
   daily net assets +                                   5.01%                           4.76%


+  Annualized.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.




                       See notes to financial statements

Merrimac Funds
Notes to Financial Statements

December 31, 1997


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   The Merrimac Funds (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Merrimac Cash Fund (the "Cash
   Fund) and the Merrimac Treasury Fund (the " Treasury Fund" and collectively, the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of three classes of shares, the Premium Class, Institutional Class and the Placement Class.

   The Funds each seek to achieve their investment objectives by investing all of their investable assets in a corresponding portfolio of Merrimac Master Portfolio (the "Portfolios"), an open-end management investment company. The Merrimac Cash Portfolio and the Merrimac Treasury Portfolio have the same investment objectives as their corresponding funds. At December 31, 1997, the investment by the Cash Fund and the Treasury Fund represent ownership of proportionate interests of 95.65% and 100% of the corresponding portfolios. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The Portfolios seek to achieve a high level of current income, consistent with the preservation of capital and liquidity. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

   It is the policy of the Funds to maintain a net asset value of $1.00 per share; the Funds have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that the Funds will be able to maintain a stable net asset value.

   The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A Investment Security Valuations - The Funds record investments in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B Securities Transactions and Income - The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its Portfolio, less all expenses of the Fund determined in accordance with GAAP.

   C Federal Income Taxes - Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year and meets certain other requirements. Accordingly, no provision for Federal income taxes is required.

   D Deferred Organization Expense - Costs incurred by the Funds in connection with their organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations of each Fund.

   E Expense Allocation - Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a specific Fund are allocated, based on relative net assets, to each of the Funds.

2  Dividends and Distributions to Shareholders
   -----------------------------------------------------------------------------
   Dividends on the shares of the Funds are declared each business day to shareholders of record at 2:00 PM (New York time) on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, are declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Merrimac Funds
Notes to Financial Statements

December 31, 1997


3  Shareholder Servicing and Placement Plans
   -----------------------------------------------------------------------------
   The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Placement Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class and Placement Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients. Under a Placement Agreement, the Placement Class will also pay an annual placement fee of 0.25% of the value of the assets that an organization invests in the funds on behalf of its clients. The Placement Class has not yet commenced operations.

4  Management Fee and Affiliated Transactions
   -----------------------------------------------------------------------------
   The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser. Aeltus Investment Management, Inc. ("Aeltus") serves as sub adviser of the Treasury Portfolio. The Bank of New York ("BNY") serves as the Cash Portfolio's sub-adviser. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

   Investors Bank serves as administrator, custodian and transfer agent of the Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, provides fund accounting for the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

   Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Trust does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

5  Investment Transactions
   -----------------------------------------------------------------------------
   The Cash Fund's investments in and withdrawals from the Cash Portfolio for the period from January 1, l997 to December 31, 1997 aggregated $2,133,287,654 and $1,888,226,111 respectively. The Treasury Fund's investments in and withdrawals from the Treasury Portfolio from its date of inception, April 2, 1997, to December 31, 1997 aggregated $255,362,805 and $183,805,625 respectively.

6  Line of Credit
   -----------------------------------------------------------------------------
   The Cash Fund has an agreement with BNY which allows the Fund an unsecured line of credit for advances to the Fund of up to $100 million. The proceeds of advances made under this line of credit may be used only for extraordinary or emergency purposes and to provide temporary liquidity for redemptions of the Fund's securities. Since the line of credit was established, there have been no borrowings.

7  Federal Taxes
   -----------------------------------------------------------------------------
   The Treasury Fund has a capital loss carryforward expiring in December 2005 of $2,590.

Merrimac Funds
Notes to Financial Statements

December 31, 1997




8  Shares of Beneficial Interest
   -----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:


                                                Merrimac Cash Fund                           Merrimac Treasury Fund
                                                ------------------                           ----------------------

                                                                                                            Institutional
                                    Premium Class              Institutional Class          Premium Class       Class
                             ----------------------------  ----------------------------     --------------  --------------
                                              For the                       For the            For the         For the
                                               Period                        Period            Period          Period
                                              November                      November          April 2,        April 2,
                                              12, 1996                      12, 1996            1997            1997
                                            (Commencement                 (Commencement     (Commencement   (Commencement
                                                 of                            of                of              of
                              Year Ended    Operations)     Year Ended    Operations)        Operations)     Operations)
                               December     to December      December     to December        to December     to December
                               31, 1997       31, 1996       31, 1997       31, 1996          31, 1996        31, 1996
                             -------------  -------------  -------------  -------------     --------------  --------------
    Proceeds from
     shares sold             1,359,423,000   916,936,001    772,206,146    155,789,923         25,000,000     230,160,513
    Proceeds for
     shares reinvested             303,648            --      1,354,860             --                 --         202,292
    Payment  for shares
     redeemed               (1,116,106,470)  (41,000,000)  (702,544,276)   (28,379,990)                --    (181,741,406)
                            --------------   -----------   ------------   ------------         ----------    ------------
    Net increase in
     shares                    243,620,178    875,936,001    71,016,730    127,409,933         25,000,000      48,621,399
                            ==============   ============  =============  =============        ==========    ============


   At December 31, 1997, Investors Bank and the respective sub-advisers or their affiliates were record holders of 97.1% and 100% of the outstanding shares of the Cash Fund and the Treasury Fund, respectively. These holdings were, with respect to Investors Bank and BNY, as agents for their respective clients.




--------------------------------------------------------------------------------

              Merrimac Treasury Fund Sources of Income (Unaudited)

   The following table summarizes the percentage of income earned by the Merrimac Treasury Fund in 1997 from various obligors. It is presented to assist Fund shareholders in preparing state tax returns.

                  U.S. Treasury Obligations                          80.42%
                  Federal Home Loan Bank Corporation                  9.92%
                  Student Loan Marketing Association                  5.81%
                  Federal Farm Credit Bank                            3.03%
                  Federal Home Loan Mortgage Corporation              0.61%
                  Other                                               0.21%

--------------------------------------------------------------------------------

                Report of Ernst & Young LLP, Independent Auditors



To the Board of Trustees of
The Merrimac Funds


In planning and performing our audit of the financial statements of the Merrimac Cash Fund and the Merrimac Treasury Fund (the "Merrimac Funds") for the period ended December 31, 1997, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the internal control.

The management of the Merrimac Funds is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of specific internal control components does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above at December 31, 1997.

This report is intended solely for the information and use of the board of trustees and management of the Merrimac Funds and the Securities and Exchange Commission.


                                                          /s/ Ernst & Young

Boston, MA
February 13, 1998

Merrimac Cash Portfolio
Portfolio of Investments


December 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       Yield to
                                                                       Maturity
                                                                          on
Principal                                                              Date of           Maturity         Value
  Amount      Description                                              Purchase            Date          (Note 1A)
===================================================================================================================
               Variable Rate Notes*-- 48.1%
$20,000,000    Abbey National Treasury Services                            5.66%           01/02/98    $ 19,997,482
 50,000,000    Asset Backed Securities Investment Trust                    5.98            01/15/98      50,000,000
 70,000,000    Australia & New Zealand Bank                                5.65            01/02/98      69,982,572
 54,000,000    Bank One Wisconsin                                          5.56            01/06/98      53,965,910
 50,000,000    Bankers Trust Corporation                                   5.70            01/02/98      49,979,326
 20,000,000    Barclays Bank PLC                                           5.66            01/02/98      19,998,019
 50,000,000    Federal National Mortgage Association                       5.61            01/02/98      49,988,770
 50,000,000    Huntington National Bank                                    5.87            03/30/98      50,000,000
 50,000,000    Merrill Lynch Company                                       5.70            01/02/98      50,000,000
 50,000,000    Morgan Guaranty Trust Company                               5.61            01/02/98      49,998,451
 33,000,000    Paccar Financial Corporation                                5.92            01/02/98      32,989,551
 50,000,000    Pittsburgh National Corporation                             6.19            01/02/98      49,974,172
 50,000,000    Short Term Card Account Trust                               6.22            01/15/98      50,000,000
 20,000,000    Societe Generale                                            6.14            01/02/98      19,994,841
 50,000,000    Societe Generale                                            5.93            01/02/98      49,998,835

              Total Variable Rate Notes
              (cost $666,867,929)                                                                      $ 666,867,929
--------------------------------------------------------------------------------------------------------------------

               Certificates of Deposit, Yankee-- 19.9%
$70,000,000    Cassa Di Risparmio Delle Provincie Lombarde, SPA            5.76%           01/26/98    $ 70,000,000
 70,000,000    Credit Suisse                                               5.63            01/05/98      69,999,883
 65,000,000    Dai-Ichi Kangyo Bank, Limited                               6.21            01/20/98      65,000,000
 70,000,000    Deutsche Bank                                               5.64            01/12/98      70,000,210

              Total Certificates of Deposit, Yankee
              (cost $275,000,093)                                                                      $ 275,000,093
--------------------------------------------------------------------------------------------------------------------

               Commercial Paper-- 15.8%
$50,000,000    Morgan Stanley Dean Witter                                  5.60%           02/06/98    $ 49,720,000
 70,000,000    Sigma Finance Incorporated                                  5.65            01/26/98      69,725,347
 30,000,000    Thames Asset Global Securitization                          5.67            01/20/98      29,910,225
 70,000,000    Variable Funding Capital Corporation                        5.67            01/29/98      69,691,300

              Total Commercial Paper
              (cost $219,046,872)                                                                      $ 219,046,872
--------------------------------------------------------------------------------------------------------------------

               Time Deposits-- 8.5%
$50,000,000    ABN-AMRO Time Deposit                                       6.75%           01/02/98    $ 50,000,000
 67,342,000    National City Bank                                          5.25            01/02/98      67,342,000

              Total Time Deposits
              (cost $117,342,000)                                                                      $117,342,000
-------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Cash Portfolio
Portfolio of Investments


December 31, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       Yield to
                                                                       Maturity
                                                                          on
Principal                                                              Date of           Maturity        Value
  Amount      Description                                              Purchase            Date         (Note 1A)
===================================================================================================================
$100,000,000   Repurchase Agreements-- 7.2%
               Prudential Securities, dated 12/31/97, with a
               maturity value of $100,018,889, collateralized by U.S.
               Government Agency Obligations with rates ranging
               from 5.65% to 7.90% with maturity dates ranging from
               1/1/25 to 2/1/37, and with an aggregate market value
               of $100,037,778.  (Cost $100,000,000)                     6.80%            01/02/98  $  100,000,000
--------------------------------------------------------------------------------------------------------------------


              Total Investments -- 99.5%
              (cost $1,378,256,894)                                                                  $ 1,378,256,894
--------------------------------------------------------------------------------------------------------------------

              Other assets in excess of liabilities -- 0.5%                                                6,590,699
--------------------------------------------------------------------------------------------------------------------

              Net Assets -- 100.0%                                                                    $1,384,847,593
--------------------------------------------------------------------------------------------------------------------


              * Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.



                       See notes to financial statements

Merrimac Treasury Portfolio
Portfolio of Investments

December 31, 1997


                                                                            Yield to
                                                                           Maturity on
Principal                                                                    Date of            Maturity     Value
 Amount      Description                                                    Purchase              Date      (Note 1A)
=======================================================================================================================
              U.S. Treasury Obligations-- 76.7%
$ 5,730,000   U.S. Treasury Bill                                                5.22%         01/22/98   $ 5,712,569
  5,000,000   U.S. Treasury Bill                                                5.20          01/22/98     4,984,848
  5,000,000   U.S. Treasury Bill                                                5.12          01/22/98     4,985,067
 10,000,000   U.S. Treasury Bill                                                5.16          03/05/98     9,909,700
  7,000,000   U.S. Treasury Note                                                5.66          01/31/98     6,996,317
 10,000,000   U.S. Treasury Note                                                5.51          02/15/98    10,020,878
  3,000,000   U.S. Treasury Note                                                5.47          03/31/98     3,004,697
  9,000,000   U.S. Treasury Note                                                5.66          04/15/98     9,059,274
  2,000,000   U.S. Treasury Note                                                5.44          04/30/98     1,997,921

             Total U.S. Treasury Obligations
             (cost $56,671,271)                                                                          $56,671,271
--------------------------------------------------------------------------------------------------------------------

             U.S. Government Agency Obligations-- 22.5%
$  141,000   Federal Farm Credit Discount Note                                 5.80%         01/02/98   $   140,932
   525,000   Federal Farm Credit Discount Note                                 5.80          01/05/98       524,493
   181,000   Federal Farm Credit Discount Note                                 5.95          01/13/98       180,611
   244,000   Federal Farm Credit Discount Note                                 5.80          01/15/98       243,371
12,229,000   Federal Home Loan Bank                                            4.90          01/02/98    12,225,670
   115,000   Federal Home Loan Bank                                            5.95          01/05/98       114,867
   200,000   Federal Home Loan Bank                                            5.80          01/09/98       199,678
 3,005,000   Federal Home Loan Bank                                            5.78          01/15/98     2,997,763

             Total U.S. Government Agency Obligations
             (cost $16,627,385)                                                                          $16,627,385
--------------------------------------------------------------------------------------------------------------------

             Total Investments -- 99.2%
             (cost $73,298,656)                                                                          $73,298,656
--------------------------------------------------------------------------------------------------------------------

             Other assets in excess of liabilities -- 0.8%                                                   617,690
--------------------------------------------------------------------------------------------------------------------

             Net Assets -- 100.0%                                                                        $73,916,346
--------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Merrimac Master Portfolio
Statements of Assets and Liabilities

December 31, 1997


                                                                      Cash Portfolio       Treasury Portfolio
-----------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------
Investments, at value (Note 1)                                         $1,378,256,894            $73,298,656
Cash                                                                              981                 11,154
Interest receivable                                                         6,647,279                639,282
Deferred organization expense (Note 1)                                         47,202                  6,261
Prepaid assets                                                                 44,678                  2,625
-----------------------------------------------------------------------------------------------------------------
Total assets                                                           $1,384,997,034            $73,957,978
-----------------------------------------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------------------------------------
Management fee payable (Note 2)                                        $       96,551            $     9,680
Other accrued expenses                                                         52,890                 31,952
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                      $      149,441            $    41,632
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to investors' beneficial interests               $1,384,847,593            $73,916,346
-----------------------------------------------------------------------------------------------------------------




Statements of Operations

                                                                         Cash Portfolio       Treasury Portfolio
                                                                        ----------------     --------------------
                                                                                                For the Period
                                                                                                 April 2, 1997
                                                                                               (Commencement of
                                                                           Year Ended             Operations)
                                                                          December 31,          to December 31,
                                                                              1997                   1997
-----------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------
Interest                                                                  $ 77,144,989          $  2,496,056
-----------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------
Management fee (Note 2)                                                     2,314,064            $    79,035
Trustee fees and expenses                                                      59,494                  6,485
Transaction fees                                                               24,000                  6,475
Legal                                                                          33,329                  9,851
Audit and tax return preparation fees                                          28,071                 22,807
Amortization of organization expense (Note 1)                                  12,150                  1,368
Insurance                                                                      53,700                  6,849
Other                                                                          17,705                  1,430
-----------------------------------------------------------------------------------------------------------------
Total expenses                                                              2,542,513             $  134,300

Less:  Management fee waived by investment adviser (Note 2)                  (381,468)                    --
-----------------------------------------------------------------------------------------------------------------

Net Expenses                                                                2,161,045             $  134,300
-----------------------------------------------------------------------------------------------------------------

Net Investment Income                                                     $74,983,944             $2,361,756

Net Realized Loss on Investments                                                   --                 (2,590)
-----------------------------------------------------------------------------------------------------------------

Net Increase in Net Assets from Operations                                 $74,983,944            $2,359,166
-----------------------------------------------------------------------------------------------------------------



                       See notes to financial statements

Merrimac Master Portfolio

Statements of Changes in Net Assets


                                                                                                             Treasury
                                                                            Cash Portfolio                   Portfolio
                                                                   ---------------------------------       ---------------

                                                                                      For the Period        For the Period
                                                                                     November 21, 1996      April 2, 1997
                                                                                     (Commencement of      (Commencement of
                                                                  Year Ended          Operations) to        Operations) to
                                                               December 31, 1997    December 31, 1996      December 31, 1997
-------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Operations

   Net investment income                                       $    74,983,944       $    3,493,905            $ 2,361,756
   Net realized loss on investments                                         --                   --                 (2,590)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     $    74,983,944       $    3,493,905            $ 2,359,166
-------------------------------------------------------------------------------------------------------------------------------
Transactions in investors' beneficial interest
   Contributions                                               $ 2,193,287,654       $1,072,725,924           $255,362,805
   Withdrawals                                                  (1,889,734,150)         (69,909,684)          (183,805,625)
-------------------------------------------------------------------------------------------------------------------------------
Net increase from investors' transactions                      $   303,553,504       $1,002,816,240           $ 71,557,180
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                     $   378,537,448       $1,006,310,145           $73,916,346
Net Assets
Beginning of period                                              1,006,310,145                  --                     --
-------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $ 1,384,847,593       $1,006,310,145           $73,916,346
-------------------------------------------------------------------------------------------------------------------------------











Supplementary Data

                                                                                                             Treasury
                                                                            Cash Portfolio                   Portfolio
                                                                   ---------------------------------       ---------------
                                                                                      For the Period        For the Period
                                                                                     November 12, 1996      April 2, 1997
                                                                                     (Commencement of       Commencement of
                                                                  Year Ended          Operations) to        Operations) to
                                                               December 31, 1997    December 31, 1996+     December 31, 1997+
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                              0.16%                0.12%                 0.29%
Net investment income                                                     5.51%                5.45%                 5.06%
Net expenses, before waiver by the Investment Adviser                     0.19%                0.21%                  NA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                          $  1,384,848          $ 1,006,310            $   73,919
-------------------------------------------------------------------------------------------------------------------------------

+  Annualized.




                       See notes to financial statements

Merrimac Master Portfolio

Notes to Financial Statements

December 31, 1997

1  Significant Accounting Policies
  ------------------------------------------------------------------------------
   The Merrimac Master Portfolio (the "Portfolio Trust") was organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified, management investment company with its principal office in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") and the Merrimac Treasury Portfolio (the "Treasury Portfolio" and collectively the "Portfolios") are separate diversified investment series of the Portfolio Trust.

   The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles in the United States, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A Investment Security Valuations - Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

   B Securities Transactions and Income - Interest income consists of interest accrued and discount earned (including both original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized and unrealized capital gains and losses of the Portfolios are allocated pro rata to their investors.

   C Federal Income Taxes - Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

   D Repurchase Agreements - It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Cash Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral. The Treasury
   Portfolio does not invest in repurchase agreements.

   E Deferred Organizational Expense - Costs incurred by each Portfolio in connection with its organization and initial registration are being amortized, on a straight-line basis over a five year period beginning at the commencement of operations of that portfolio.


2  Management Fee and Affiliated Transactions
   -----------------------------------------------------------------------------
   The Portfolios retain Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor the Portfolios' investment program. The Bank of New York ("BNY") serves as sub adviser of the Cash Portfolio. Aeltus Investment Management, Inc. ("Aeltus") serves as sub-adviser of the Treasury Portfolio. For its services to the Portfolios, each sub-adviser is paid a monthly fee by Investors Bank computed at an annual rate of .08% of the average daily net assets of the Portfolio. The Portfolio does not pay a fee directly to either sub-adviser for such services.

   Investors Bank serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent and transfer agent. For services to the Portfolio Trust, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Portfolios. Investors Bank and BNY voluntarily collectively reduced their fees by $381,468 for the Cash Portfolio during 1997.

   Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Portfolio Trust does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

3  Investment Transactions
   -----------------------------------------------------------------------------
   Purchases and combined maturities and sales of money market instruments aggregated $53,268,692,294 and $52,896,262,711, respectively for the Cash Portfolio for the year ended December 31, 1997 and $1,605,211,489 and $1,531,912,833, respectively for the Treasury Portfolio for the period April 2, 1997 through December 31, 1997.

                  Report of Ernst & Young, Independent Auditors



To the Board of Trustees of
The Merrimac Master Portfolio


In planning and performing our audit of the financial statements of the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio, two of the series comprising the Merrimac Master Portfolio (collectively the "Master Portfolio") for the period ended December 31, 1997, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the internal control.

The management of the Master Portfolio is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with accounting principles generally accepted in the United States of America. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of specific internal control components does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above at December 31, 1997.

This report is intended solely for the information and use of the board of trustees and management of the Master Portfolio and the Securities and Exchange Commission.



                                                         /s/ Ernst & Young


Cayman Islands, BWI
February 13, 1998